Revenues and Cost of Revenues (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues And Cost Of Revenues [Abstract]
Sales of marine petroleum products	$ 6,282,466	$ 7,208,440	$ 6,925,582
Voyage revenues	25,049	22,726	22,775
Other revenues	27,214	27,794	17,108
Total Revenues	6,334,729	7,258,960	6,965,465
Cost of marine petroleum products	6,025,742	6,939,636	6,668,622
Cost of voyage revenues	16,202	15,136	19,251
Cost of other revenues	6,793	1,539	1,294
Total Cost of Revenues	$ 6,048,737	$ 6,956,311	$ 6,689,167